UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:  BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.1%
Johnson Controls, Inc. (a)	23,200	$1,170,208
Building Products — 0.1%
Kingspan Group PLC	31,800	602,587
Chemicals — 21.1%
Agrium, Inc. (a)	67,200	7,006,944
Air Liquide SA	4,730	608,935
CF Industries Holdings, Inc. (a)(b)	103,863	29,463,856
EI du Pont de Nemours & Co. (a)	287,700	20,561,919
Israel Chemicals Ltd.	625,000	4,438,924
Linde AG	2,900	589,711
Monsanto Co. (a)	419,034	47,158,086
The Mosaic Co. (a)	599,989	27,635,493
Novozymes A/S, B Shares	27,900	1,273,607
Potash Corp. of Saskatchewan, Inc. (a)	816,000	26,316,000
Praxair, Inc. (a)	157,600	19,028,624
Syngenta AG	86,600	29,420,497
Uralkali OJSC — GDR	293,500	3,908,602
Wacker Chemie AG	5,600	646,399
Yara International ASA	185,000	9,392,990

		227,450,587
Commercial Services & Supplies — 0.2%
Covanta Holding Corp.	9,900	222,057
Tetra Tech, Inc.	63,500	1,525,270

		1,747,327
Construction & Engineering — 0.0%
Quanta Services, Inc. (c)	11,200	319,536
Electric Utilities — 0.2%
Fortum OYJ	16,900	354,057
ITC Holdings Corp.	29,300	1,096,699
NextEra Energy, Inc. (a)	10,100	1,050,905

		2,501,661
Electrical Equipment — 0.4%
ABB Ltd.	25,400	538,836
Eaton Corp PLC (a)	8,700	591,078
Gamesa Corp. Tecnologica SA (a)(c)	29,200	367,730
Regal-Beloit Corp. (a)	11,300	903,096
Schneider Electric SE	10,700	832,658
Vestas Wind Systems A/S	13,933	574,470

		3,807,868
Electronic Equipment, Instruments & Components — 0.1%
Azbil Corp.	9,800	265,378
Itron, Inc. (c)	6,800	248,268

		513,646
Energy Equipment & Services — 0.8%
Schlumberger Ltd. (a)	99,983	8,342,582
Food & Staples Retailing — 0.7%
The Andersons, Inc.	161,200	6,668,844

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Total Produce PLC	990,000	$1,192,232

		7,861,076
Food Products — 8.4%
Archer-Daniels-Midland Co. (a)(b)	470,000	22,278,000
BRF SA — ADR (a)	342,000	6,764,760
Bunge Ltd. (a)	162,116	13,351,874
First Resources Ltd.	4,942,000	6,806,121
Ingredion, Inc. (a)	187,895	14,621,989
Origin Enterprises PLC	230,000	2,015,548
Scandi Standard AB (c)	1,065,000	6,314,067
Select Harvests Ltd.	250,000	1,410,202
Tyson Foods, Inc., Class A (a)	439,000	16,813,700
Wynnstay Group PLC	24,600	185,194

		90,561,455
Independent Power and Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd., Class H	488,000	530,399
EDP Renovaveis SA	119,300	819,977
Enel Green Power SpA	223,400	416,563
Greenko Group PLC (c)	59,000	91,021
Ormat Technologies, Inc. (a)	10,800	410,616

		2,268,576
Industrial Conglomerates — 0.3%
Danaher Corp. (a)	16,800	1,426,320
Roper Industries, Inc. (a)	12,840	2,208,480

		3,634,800
Machinery — 0.6%
IDEX Corp.	9,150	693,846
Pall Corp. (a)	9,300	933,627
Pentair PLC	23,960	1,506,844
Watts Water Technologies, Inc., Class A (a)	27,300	1,502,319
Xylem, Inc. (a)	59,500	2,083,690

		6,720,326
Metals & Mining — 21.4%
Allegheny Technologies, Inc. (a)	35,000	1,050,350
Alumina Ltd.	5,770,946	7,022,740
BHP Billiton Ltd. — ADR (a)	378,580	17,592,613
BHP Billiton PLC	750,530	16,470,545
Eldorado Gold Corp. (a)	1,996,107	9,156,671
First Quantum Minerals Ltd. (a)	987,200	11,964,407
Fresnillo PLC	1,038,700	10,489,639
Glencore PLC	4,383,438	18,505,660
Iluka Resources Ltd.	2,200,000	14,181,034
Lundin Mining Corp. (a)(c)	2,115,762	8,536,216
MMC Norilsk Nickel OJSC — ADR	936,313	16,690,273
Nevsun Resources Ltd. (a)	4,693,982	15,825,118
OZ Minerals Ltd.	3,002,700	8,953,836
Rio Tinto PLC	370,659	15,284,749

Portfolio Abbreviations

ADR	American Depositary Receipt	EUR	Euro	JPY	Japanese Yen
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	GDR	Global Depository Receipts	SEK	Swedish Krona
CHF	Swiss Franc	HKD	Hong Kong Dollar	SGD	Singapore Dollar
DKK	Danish Krone	ILS	Israeli Shekel	USD	U.S. Dollar

MARCH 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Rio Tinto PLC — ADR (a)	479,800	$19,863,720
Southern Copper Corp. (a)	642,979	18,762,127
Teck Resources Ltd., Class B (a)	1,375,000	18,878,750
United States Steel Corp. (a)	38,200	932,080

		230,160,528
Multi-Utilities — 0.3%
Hera SpA (a)	361,600	848,677
National Grid PLC	33,700	433,247
Veolia Environnement SA	126,000	2,383,103

		3,665,027
Oil, Gas & Consumable Fuels — 38.1%
Anadarko Petroleum Corp. (a)	92,200	7,635,082
BP PLC — ADR (a)(b)	1,148,600	44,921,746
Cairn Energy PLC (c)	4,164,900	9,649,881
Canadian Oil Sands Ltd. (a)	1,257,000	9,775,729
Chevron Corp. (a)(b)	627,300	65,853,954
China Shenhua Energy Co. Ltd., Class H	8,620,000	21,987,027
ConocoPhillips (a)(b)	691,100	43,027,886
Enbridge, Inc. (a)	561,400	27,060,495
Eni SpA — ADR	332,700	11,514,747
Exxon Mobil Corp. (a)(b)	860,300	73,125,497
Imperial Oil Ltd. (a)	394,800	15,757,088
Inpex Corp.	491,100	5,411,328
Royal Dutch Shell PLC, A Shares — ADR (a)(b)	685,424	40,885,542
Southwestern Energy Co. (c)	220,300	5,108,757
Statoil ASA	315,751	5,582,923
Total SA	144,200	7,167,723
Total SA — ADR	327,200	16,248,752

		410,714,157
Paper & Forest Products — 2.4%
Canfor Corp. (a)(c)	259,500	5,193,893
Interfor Corp. (c)	494,000	7,469,188
International Paper Co. (a)	241,900	13,423,031
Precious Woods Holding AG (c)	20,000	49,805

		26,135,917
Real Estate Investment Trusts (REITs) — 2.5%
Weyerhaeuser Co. (a)	826,700	27,405,105
Semiconductors & Semiconductor Equipment — 0.1%
AIXTRON SE (c)	7,600	57,216
SMA Solar Technology AG (c)	2,600	33,208

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Trina Solar Ltd. — ADR (a)(c)	64,800	$783,432
Veeco Instruments, Inc. (a)(c)	11,200	342,160

		1,216,016
Water Utilities — 1.5%
American States Water Co.	75,800	3,023,662
American Water Works Co., Inc.	51,600	2,797,236
Aqua America, Inc.	116,525	3,070,434
California Water Service Group	86,200	2,112,762
Pennon Group PLC	215,200	2,628,486
United Utilities Group PLC	158,381	2,189,968

		15,822,548
Total Common Stocks — 99.5%		1,072,621,533

Preferred Stocks
Food Products — 0.5%
Tyson Foods, Inc. (c)	99,842	4,840,340
Total Long-Term Investments (Cost — $1,099,708,094) — 100.0%		1,077,461,873

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	3,575,651	3,575,651
Total Short-Term Securities (Cost — $3,575,651) — 0.3%		3,575,651
Total Investments Before Options Written (Cost — $1,103,283,745*) — 100.3%		1,081,037,524

Options Written
(Premiums Received — $7,084,788) — (0.4)%		(4,470,102)
Total Investments Net of Options Written — 99.9%		1,076,567,422
Other Assets Less Liabilities — 0.1%		945,617

Net Assets — 100.0%		$1,077,513,039

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,160,790,991

Gross unrealized appreciation	$82,350,090
Gross unrealized depreciation	(162,103,557)

Net unrealized depreciation	$(79,753,467)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

2	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

(d)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,478,327	(25,902,676)	3,575,651	$3,062
BlackRock Liquidity Series, LLC Money Market Series	$2,373,800	$(2,373,800)	—	$21,999

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CF Industries Holdings, Inc.	Call	USD	310.00	4/02/15	28	$(840)
ConocoPhillips	Call	USD	70.00	4/02/15	430	(430)
Exxon Mobil Corp.	Call	USD	93.00	4/02/15	1,014	(2,028)
Ormat Technologies, Inc.	Call	USD	33.01	4/08/15	37	(18,393)
Agrium, Inc.	Call	USD	116.00	4/10/15	120	(2,400)
BP PLC — ADR	Call	USD	42.00	4/10/15	510	(1,275)
EI du Pont de Nemours & Co.	Call	USD	78.00	4/10/15	385	(1,925)
Agrium, Inc.	Call	USD	112.00	4/17/15	60	(1,800)
Allegheny Technologies, Inc.	Call	USD	35.00	4/17/15	62	(310)
Archer-Daniels-Midland Co.	Call	USD	50.00	4/17/15	550	(4,675)
BP PLC — ADR	Call	USD	42.00	4/17/15	1,500	(9,750)
BRF SA — ADR	Call	USD	25.10	4/17/15	250	(2)
Bunge Ltd.	Call	USD	80.00	4/17/15	568	(157,620)
Canfor Corp.	Call	CAD	30.00	4/17/15	707	(2,512)
CF Industries Holdings, Inc.	Call	USD	310.00	4/17/15	167	(5,010)
ConocoPhillips	Call	USD	70.00	4/17/15	1,360	(4,760)
Danaher Corp.	Call	USD	87.50	4/17/15	15	(638)
EI du Pont de Nemours & Co.	Call	USD	77.50	4/17/15	153	(612)
Eldorado Gold Corp.	Call	CAD	8.00	4/17/15	1,500	(3,553)
Enbridge, Inc.	Call	CAD	58.00	4/17/15	225	(64,842)
First Quantum Minerals Ltd.	Call	CAD	16.00	4/17/15	1,000	(33,950)
Imperial Oil Ltd.	Call	CAD	50.00	4/17/15	268	(32,904)
Imperial Oil Ltd.	Call	CAD	52.00	4/17/15	345	(17,297)
Ingredion, Inc.	Call	USD	85.00	4/17/15	330	(6,600)
International Paper Co.	Call	USD	55.00	4/17/15	1,196	(155,480)
Lundin Mining Corp.	Call	CAD	5.00	4/17/15	1,000	(23,686)
Lundin Mining Corp.	Call	CAD	6.00	4/17/15	1,500	(4,145)
The Mosaic Co.	Call	USD	53.27	4/17/15	1,085	(3,383)
Nevsun Resources Ltd.	Call	CAD	5.00	4/17/15	3,000	(9,475)
Pall Corp.	Call	USD	105.00	4/17/15	33	(908)
Praxair, Inc.	Call	USD	125.00	4/17/15	551	(22,040)
Regal-Beloit Corp.	Call	USD	80.00	4/17/15	50	(24,500)
Rio Tinto PLC — ADR	Call	USD	45.00	4/17/15	500	(6,250)
Rio Tinto PLC — ADR	Call	USD	50.00	4/17/15	500	(2,500)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	62.50	4/17/15	650	(16,250)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	67.50	4/17/15	400	(6,000)
Southern Copper Corp.	Call	USD	30.00	4/17/15	408	(13,260)
Southern Copper Corp.	Call	USD	31.00	4/17/15	885	(8,850)
Trina Solar Ltd. — ADR	Call	USD	13.00	4/17/15	113	(1,582)
Tyson Foods, Inc., Class A	Call	USD	40.00	4/17/15	363	(10,890)
Watts Water Technologies, Inc., Class A	Call	USD	55.00	4/17/15	96	(10,320)
Weyerhaeuser Co.	Call	USD	36.00	4/17/15	950	(9,500)
Xylem, Inc.	Call	USD	35.00	4/17/15	210	(14,175)
Agrium, Inc.	Call	USD	111.00	4/24/15	58	(3,770)
Archer-Daniels-Midland Co.	Call	USD	47.00	4/24/15	547	(64,272)
Chevron Corp.	Call	USD	108.00	4/24/15	550	(47,575)
Chevron Corp.	Call	USD	109.00	4/24/15	329	(19,411)

MARCH 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eaton Corp PLC	Call	USD	67.50	4/24/15	31	$(5,115)
Exxon Mobil Corp.	Call	USD	86.50	4/24/15	464	(35,960)
Exxon Mobil Corp.	Call	USD	87.00	4/24/15	100	(6,100)
Johnson Controls, Inc.	Call	USD	51.01	4/24/15	82	(6,592)
Monsanto Co.	Call	USD	118.00	4/24/15	667	(38,686)
Potash Corp. of Saskatchewan, Inc.	Call	USD	34.00	4/24/15	900	(14,400)
Schlumberger Ltd.	Call	USD	86.00	4/24/15	175	(16,625)
United States Steel Corp.	Call	USD	27.50	4/24/15	100	(2,600)
Veeco Instruments, Inc.	Call	USD	32.50	4/30/15	40	(1,733)
Anadarko Petroleum Corp.	Call	USD	86.00	5/01/15	160	(25,280)
Archer-Daniels-Midland Co.	Call	USD	48.00	5/01/15	548	(43,292)
CF Industries Holdings, Inc.	Call	USD	302.50	5/01/15	168	(32,340)
ConocoPhillips	Call	USD	65.00	5/01/15	315	(25,830)
EI du Pont de Nemours & Co.	Call	USD	76.00	5/01/15	144	(4,176)
Weyerhaeuser Co.	Call	USD	35.00	5/01/15	443	(9,968)
Ingredion, Inc.	Call	USD	85.00	5/05/15	330	(10,312)
EI du Pont de Nemours & Co.	Call	USD	75.00	5/08/15	325	(19,500)
BHP Billiton Ltd. — ADR	Call	USD	52.50	5/15/15	330	(9,570)
BP PLC — ADR	Call	USD	42.00	5/15/15	700	(21,350)
Canadian Oil Sands Ltd.	Call	CAD	11.00	5/15/15	440	(14,765)
Canfor Corp.	Call	CAD	28.00	5/15/15	200	(6,711)
Enbridge, Inc.	Call	CAD	62.00	5/15/15	328	(39,364)
Enbridge, Inc.	Call	CAD	64.00	5/15/15	327	(20,009)
Exxon Mobil Corp.	Call	USD	87.50	5/15/15	100	(9,300)
First Quantum Minerals Ltd.	Call	CAD	15.00	5/15/15	500	(52,900)
First Quantum Minerals Ltd.	Call	CAD	16.00	5/15/15	500	(34,740)
Gamesa Corp. Tecnologica SA	Call	EUR	11.50	5/15/15	100	(7,380)
Hera SpA	Call	EUR	2.30	5/15/15	125	(2,871)
Imperial Oil Ltd.	Call	CAD	50.00	5/15/15	268	(50,255)
Imperial Oil Ltd.	Call	CAD	52.00	5/15/15	500	(55,860)
NextEra Energy, Inc.	Call	USD	110.00	5/15/15	35	(2,888)
Roper Industries, Inc.	Call	USD	175.00	5/15/15	44	(14,740)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	65.00	5/15/15	675	(23,625)
Schlumberger Ltd.	Call	USD	87.50	5/15/15	175	(19,250)
Southern Copper Corp.	Call	USD	30.00	5/15/15	408	(31,620)
Southern Copper Corp.	Call	USD	31.00	5/15/15	550	(23,375)
Teck Resources Ltd., Class B	Call	USD	15.00	5/15/15	2,250	(122,625)
Total						$(1,714,055)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	63.44	4/02/15	22,300	$(29)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.16	4/06/15	9,400	(2,784)
American States Water Co.	UBS AG	Call	USD	40.34	4/07/15	13,300	(5,001)
California Water Service Group	Goldman Sachs International	Call	USD	24.78	4/07/15	15,500	(6,479)
ITC Holdings Corp.	UBS AG	Call	USD	39.88	4/07/15	4,700	(142)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	35.85	4/07/15	150,000	(86)
Alumina Ltd.	UBS AG	Call	AUD	1.97	4/08/15	670,000	(5)
China Shenhua Energy Co. Ltd., Class H	Goldman Sachs International	Call	HKD	20.41	4/08/15	1,654,000	(20,864)
Glencore PLC	Bank of America N.A.	Call	GBP	3.02	4/08/15	784,200	(8,438)
Novozymes A/S, B Shares	Bank of America N.A.	Call	DKK	320.27	4/08/15	9,700	(3,623)
OZ Minerals Ltd.	UBS AG	Call	AUD	4.05	4/08/15	300,900	(8,372)
United Utilities Group PLC	Bank of America N.A.	Call	GBP	9.28	4/08/15	55,500	(10,453)
Cairn Energy PLC	UBS AG	Call	GBP	1.86	4/09/15	200,000	(191)
Eni SpA — ADR	Goldman Sachs International	Call	USD	37.35	4/09/15	61,400	(1,403)
Fresnillo PLC	Bank of America N.A.	Call	GBP	8.98	4/09/15	90,000	(1)
Interfor Corp.	Morgan Stanley & Co. International PLC	Call	CAD	21.10	4/09/15	35,600	(2,139)
Select Harvests Ltd.	Goldman Sachs International	Call	AUD	7.16	4/09/15	16,700	(4,027)
Total SA	Goldman Sachs International	Call	EUR	49.25	4/09/15	34,000	(614)
Enbridge, Inc.	Goldman Sachs International	Call	CAD	61.75	4/13/15	86,200	(47,061)
Tyson Foods, Inc., Class A	Citibank N.A.	Call	USD	40.35	4/13/15	65,000	(10,616)

4	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

As of March 31, 2015, over-the-counter options written were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Statoil ASA	Bank of America N.A.	Call	NOK	145.42	4/14/15	119,500	$(48,257)
Uralkali OJSC — GDR	Deutsche Bank AG	Call	USD	13.48	4/14/15	103,000	(48,464)
Yara International ASA	Goldman Sachs International	Call	NOK	433.46	4/14/15	32,500	(13,573)
First Resources Ltd.	Citibank N.A.	Call	SGD	1.93	4/15/15	1,579,700	(23,261)
Israel Chemicals Ltd.	Morgan Stanley & Co. International PLC	Call	ILS	28.60	4/15/15	102,800	(10,132)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	41.89	4/15/15	2,000	(1)
Fresnillo PLC	Goldman Sachs International	Call	GBP	8.15	4/16/15	125,500	(402)
California Water Service Group	Morgan Stanley & Co. International PLC	Call	USD	25.00	4/22/15	15,000	(11,158)
Scandi Standard AB	Morgan Stanley & Co. International PLC	Call	SEK	53.36	4/22/15	15,000	(1,023)
Azbil Corp.	Goldman Sachs International	Call	JPY	3,291.59	4/23/15	1,200	(419)
China Longyuan Power Group Corp. Ltd., Class H	Citibank N.A.	Call	HKD	8.12	4/23/15	85,000	(4,749)
Interfor Corp.	Citibank N.A.	Call	CAD	20.98	4/23/15	50,000	(12,936)
Nevsun Resources Ltd.	Citibank N.A.	Call	CAD	4.63	4/23/15	150,000	(11,172)
Select Harvests Ltd.	Goldman Sachs International	Call	AUD	7.79	4/23/15	9,300	(838)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	53.41	4/28/15	2,800	(4,041)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	18.70	4/28/15	11,200	(2,012)
MMC Norilsk Nickel OJSC — ADR	Goldman Sachs International	Call	USD	17.09	4/28/15	209,800	(238,211)
Yara International ASA	Goldman Sachs International	Call	NOK	432.89	4/28/15	32,500	(30,178)
American States Water Co.	Credit Suisse International	Call	USD	39.85	4/29/15	13,300	(16,980)
Cairn Energy PLC	UBS AG	Call	GBP	1.86	4/29/15	200,000	(1,112)
Fresnillo PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.83	4/29/15	58,000	(24,334)
Total SA	Goldman Sachs International	Call	EUR	45.92	4/29/15	16,500	(25,027)
BHP Billiton PLC	Goldman Sachs International	Call	GBP	15.06	4/30/15	86,000	(50,611)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	1.56	4/30/15	200,000	(20,661)
MMC Norilsk Nickel OJSC — ADR	Deutsche Bank AG	Call	USD	17.48	4/30/15	118,000	(106,598)
Origin Enterprises PLC	Morgan Stanley & Co. International PLC	Call	EUR	9.09	4/30/15	30,000	(1,115)
Rio Tinto PLC	Goldman Sachs International	Call	GBP	29.83	4/30/15	30,000	(9,282)
Scandi Standard AB	Goldman Sachs International	Call	SEK	54.57	4/30/15	25,000	(1,438)
Select Harvests Ltd.	Goldman Sachs International	Call	AUD	7.63	4/30/15	17,000	(2,650)
Syngenta AG	Deutsche Bank AG	Call	CHF	340.57	4/30/15	17,300	(21,465)
Veolia Environnement SA	Goldman Sachs International	Call	EUR	17.76	4/30/15	44,000	(15,025)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.84	5/04/15	5,800	(5,518)
Lundin Mining Corp.	Morgan Stanley & Co. International PLC	Call	CAD	5.30	5/04/15	100,000	(20,739)
Teck Resources Ltd., Class B	Deutsche Bank AG	Call	USD	14.00	5/04/15	300,000	(235,401)
Schneider Electric SE	Morgan Stanley & Co. International PLC	Call	EUR	70.53	5/05/15	3,700	(9,119)
Alumina Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	1.72	5/06/15	669,900	(16,119)
China Shenhua Energy Co. Ltd., Class H	Goldman Sachs International	Call	HKD	20.06	5/06/15	1,500,000	(105,374)
Fresnillo PLC	Goldman Sachs International	Call	GBP	7.07	5/06/15	90,000	(30,399)
Iluka Resources Ltd.	UBS AG	Call	AUD	7.55	5/06/15	385,000	(286,536)
National Grid PLC	Bank of America N.A.	Call	GBP	8.86	5/06/15	11,800	(1,704)
OZ Minerals Ltd.	Goldman Sachs International	Call	AUD	3.79	5/06/15	250,000	(48,726)
Pennon Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.40	5/06/15	75,300	(16,431)
Rio Tinto PLC	JPMorgan Chase Bank N.A.	Call	GBP	29.43	5/06/15	30,000	(17,056)
Select Harvests Ltd.	Citibank N.A.	Call	AUD	7.87	5/06/15	14,000	(1,567)
Tyson Foods, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	40.60	5/06/15	52,400	(25,875)
Wacker Chemie AG	Goldman Sachs International	Call	EUR	110.44	5/06/15	1,000	(3,476)
Eni SpA — ADR	Deutsche Bank AG	Call	USD	35.42	5/07/15	55,000	(45,540)
Glencore PLC	JPMorgan Chase Bank N.A.	Call	GBP	2.87	5/07/15	750,000	(95,352)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	37.61	5/07/15	3,600	(3,412)
Aqua America, Inc.	Credit Suisse International	Call	USD	26.62	5/08/15	40,800	(16,988)
EDP Renovaveis SA	UBS AG	Call	EUR	6.38	5/11/15	15,500	(3,423)
Lundin Mining Corp.	Deutsche Bank AG	Call	CAD	5.45	5/11/15	250,000	(39,023)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.66	5/12/15	170,000	(10,451)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	Call	CAD	16.01	5/12/15	100,000	(65,592)
Interfor Corp.	Citibank N.A.	Call	CAD	18.63	5/12/15	59,000	(71,517)
OZ Minerals Ltd.	UBS AG	Call	AUD	4.09	5/12/15	250,000	(24,219)
Rio Tinto PLC	Bank of America N.A.	Call	GBP	28.17	5/12/15	70,000	(92,534)
Scandi Standard AB	Morgan Stanley & Co. International PLC	Call	SEK	54.08	5/12/15	15,000	(1,424)
Syngenta AG	Morgan Stanley & Co. International PLC	Call	CHF	334.32	5/12/15	13,000	(56,235)
Iluka Resources Ltd.	UBS AG	Call	AUD	7.55	5/13/15	385,000	(292,147)

MARCH 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

As of March 31, 2015, over-the-counter options written as were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Select Harvests Ltd.	Citibank N.A.	Call	AUD	7.60	5/13/15	13,500	$(2,769)
Wacker Chemie AG	Goldman Sachs International	Call	EUR	110.44	5/13/15	1,000	(3,267)
Israel Chemicals Ltd.	Goldman Sachs International	Call	ILS	27.78	5/18/15	116,000	(35,382)
EDP Renovaveis SA	UBS AG	Call	EUR	6.38	5/19/15	15,500	(3,805)
China Longyuan Power Group Corp. Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	8.68	5/20/15	85,000	(2,560)
Inpex Corp.	Morgan Stanley & Co. International PLC	Call	JPY	1,358.64	5/20/15	172,000	(68,243)
Scandi Standard AB	Bank of America N.A.	Call	SEK	51.77	5/20/15	50,000	(4,996)
Interfor Corp.	Deutsche Bank AG	Call	CAD	20.30	5/21/15	28,400	(21,148)
Alumina Ltd.	UBS AG	Call	AUD	1.67	5/27/15	680,000	(34,753)
EDP Renovaveis SA	UBS AG	Call	EUR	6.46	5/27/15	11,000	(2,209)
OZ Minerals Ltd.	Bank of America N.A.	Call	AUD	4.08	5/27/15	250,000	(42,729)
Select Harvests Ltd.	UBS AG	Call	AUD	7.63	6/03/15	17,000	(2,836)
Total							$(2,756,047)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,170,208	—	—	$1,170,208
Building Products	—	$602,587	—	602,587
Chemicals	177,170,922	50,279,665	—	227,450,587
Commercial Services & Supplies	1,747,327	—	—	1,747,327
Construction & Engineering	319,536	—	—	319,536
Electric Utilities	2,147,604	354,057	—	2,501,661
Electrical Equipment	1,494,174	2,313,694	—	3,807,868
Electronic Equipment, Instruments & Components	248,268	265,378	—	513,646
Energy Equipment & Services	8,342,582	—	—	8,342,582
Food & Staples Retailing	7,861,076	—	—	7,861,076
Food Products	82,837,186	7,724,269	—	90,561,455
Independent Power and Renewable Electricity Producers	501,637	1,766,939	—	2,268,576
Industrial Conglomerates	3,634,800	—	—	3,634,800
Machinery	6,720,326	—	—	6,720,326
Metals & Mining	122,562,052	107,598,476	—	230,160,528
Multi-Utilities	—	3,665,027	—	3,665,027
Oil, Gas & Consumable Fuels	360,915,275	49,798,882	—	410,714,157
Paper & Forest Products	26,086,112	49,805	—	26,135,917
Real Estate Investment Trusts (REITs)	27,405,105	—	—	27,405,105
Semiconductors & Semiconductor Equipment	1,125,592	90,424	—	1,216,016
Water Utilities	11,004,094	4,818,454	—	15,822,548
Preferred Stocks	4,840,340	—	—	4,840,340
Short-Term Securities	3,575,651	—	—	3,575,651

Total	$851,709,867	$229,327,657	—	$1,081,037,524

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,663,386)	$(2,806,716)	—	$(4,470,102)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,702	—	—	1,702
Liabilities:
Bank overdraft	—	$(372,986)	—	$(372,986)

Total	$1,702	$(372,986)	—	$(371,284)

During the period ended March 31, 2015, there were no transfers between levels.

MARCH 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 22, 2015